20. Regulatory Capital Requirements (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Company [Member]
Total capital to risk-weighted assets amount	$ 61,012	$ 57,610
Total capital to risk-weighted assets ratio	13.52%	13.57%
Common equity tier 1 capital to risk-weighted assets amount	$ 55,690	$ 52,555
Common equity tier 1 capital to risk-weighted assets ratio	12.34%	12.38%
Tier I capital to risk-weighted assets amount	$ 55,690	$ 52,555
Tier I capital to risk-weighted assets ratio	12.34%	12.38%
Tier I capital to average assets amount	$ 55,690	$ 52,555
Tier I capital to average assets ratio	9.17%	9.01%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 36,096	$ 33,956
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 20,304	$ 19,100
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 27,072	$ 25,467
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 24,305	$ 23,324
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 45,054
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 29,285
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 36,043
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 30,351
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%
Bank [Member]
Total capital to risk-weighted assets amount	$ 60,443	$ 57,056
Total capital to risk-weighted assets ratio	13.42%	13.46%
Common equity tier 1 capital to risk-weighted assets amount	$ 55,120	$ 52,000
Common equity tier 1 capital to risk-weighted assets ratio	12.23%	12.27%
Tier I capital to risk-weighted assets amount	$ 55,120	$ 52,000
Tier I capital to risk-weighted assets ratio	12.23%	12.27%
Tier I capital to average assets amount	$ 55,120	$ 52,000
Tier I capital to average assets ratio	9.08%	8.93%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 36,043	$ 33,906
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 20,274	$ 19,072
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 27,032	$ 25,430
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 24,281	$ 23,301
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount		$ 42,383
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio		10.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount		$ 27,549
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio		6.50%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount		$ 33,906
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio		8.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount		$ 29,126
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio		5.00%